Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property Plant & Equipment Estimated Useful Life	The estimated useful lives used in calculating depreciation are as follows:
Years
Computer & peripherals	3
Furniture	5
Leasehold improvement	4-9
Office equipment	5
Plant and machinery	8
Server & networking	3
Vehicles	5
Pay per use systems	10
Demo system	10
The estimated useful lives used in in calculating depreciation are as follows:
Years
Computer & peripherals	3
Furniture	5
Leasehold improvement	4-9
Office equipment	5
Plant and machinery	4-8
Research & Development equipment	5
Server & networking	3
Vehicles	5
Pay per use system	10
Demo system	10

Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	For the three months ended
	September 30, 2025	September 30, 2024
Net Loss (a)	(3,717,964)	(3,245,483)
Basic weighted average common shares outstanding (b)	193,589,845	170,781,337
Dilutive effect of convertible note	-	550,562
Dilutive effect of stock-based awards	9,266,656	10,553,370
Diluted weighted average common shares outstanding	202,856,501	181,885,269
Earnings per share attributable to SS Innovations International, Inc. stockholders:

Basic and Diluted (a)/(b)	(0.02)	(0.02)

	For the nine months ended
	September 30, 2025	September 30, 2024
Net Loss (a)	(9,656,008)	(17,227,806)
Basic weighted average common shares outstanding (b)	188,720,115	170,750,183
Dilutive effect of convertible note (1)	-	476,258
Dilutive effect of stock-based awards	9,259,623	10,553,370
Diluted weighted average common shares outstanding	197,979,738	181,779,811
Earnings per share attributable to SS Innovations International, Inc. stockholders:

Basic and Diluted	(0.05)	(0.10)

(1)	Represents dilution effect related to the interest on convertible notes in the calculation of diluted weighted average shares outstanding for the portion of the period. Refer Note 10 – Notes Payable to the condensed consolidated financial statements for further details.

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2024	2023

Net Loss (a)	(19,151,197)	(20,878,292)
Basic weighted average common shares outstanding (b)	170,847,444	144,866,674
Dilutive effect of convertible note (1)	595,309	-
Dilutive effect of stock-based awards	9,760,921	7,203,151
Diluted weighted average common shares outstanding	181,203,673	152,069,825
Earnings per share attributable to SS INNOVATIONS INTERNATIONAL INC. stockholders:
Basic and Diluted (a)/(b)	(0.11)	(0.14)

(1)	Represents dilution effect related to the interest on convertible notes in the calculation of diluted weighted average shares outstanding for the portion of the year. Refer Note 10– Notes Payable to the consolidated financial statements for further details.

Basic net loss per share is calculated by dividing the net loss attributable to SSII stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which we report net losses, diluted net loss per share is the same as basic net loss per share because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.